COMMITMENTS AND CONTINGENCIES - Xinjiang Daqo's litigation event (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jan. 31, 2026	Apr. 30, 2025	Jul. 31, 2024	May 31, 2024	Apr. 30, 2024
COMMITMENTS AND CONTINGENCIES.
Claimed compensation	¥ 744,900	¥ 742,700		¥ 1,847,800	¥ 1,958,500
Compensation payable		¥ 3,300	¥ 3,160